                                                                      PROSPECTUS
                                                                     MAY 1, 1998

                                   COMPASS I

    The individual flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with retirement plans which meet the requirements of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code. The Contracts are issued by Sun Life Insurance and Annuity Company of New York (the "Company"). The Company's Annuity Service Mailing Address is 80 Broad Street, New York, New York 10004.

    The Owner of a Contract may elect to have Contract values accumulated on a fixed basis in the Fixed Account (which is part of the Company's general account and pays interest at a guaranteed fixed rate) or on a variable basis in Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of the Company, or divided among the Fixed Account and Variable Account. The Variable Account uses its assets to purchase, at their net asset value, Class A shares in one or more of the following mutual funds selected by the Owner from among a group of mutual funds advised by Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.):
MFS-Registered Trademark- Money Market Fund; MFS-Registered Trademark-Government Money Market Fund; MFS-Registered Trademark- World Governments Fund; MFS-Registered Trademark- Bond Fund; MFS-Registered Trademark- High Income Fund; MFS-Registered Trademark- Total Return Fund; Massachusetts Investors Trust; MFS-Registered Trademark- Research Fund; Massachusetts Investors Growth Stock Fund; MFS-Registered Trademark- Growth Opportunities Fund; and
MFS-Registered Trademark- Emerging Growth Fund (the "Mutual Fund(s)" or "Fund(s)"). If the Owner elects certain forms of an annuity as a retirement benefit, payments may be funded from either the Fixed Account or the Variable Account or from both of the Fixed Account and the Variable Account. Contract values allocated to the Variable Account and annuity payments elected on a variable basis will vary to reflect the investment performance of the Funds selected by the Owner.

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser of a Contract should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1998 (the "Statement of Additional Information"), which is incorporated herein by reference. The Statement of Additional Information is available from the Company without charge upon written request to the above address or by telephoning (212) 943-3855 or (800) 447-7569. The Table of Contents for the Statement of Additional Information is shown on page 19 of this Prospectus.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PROSPECTUS                      ISSUED BY
MAY 1, 1998                     SUN LIFE INSURANCE AND ANNUITY COMPANY OF
COMBINATION FIXED/VARIABLE      NEW YORK
ANNUITY FOR QUALIFIED           Annuity Service Mailing Address:
RETIREMENT PLANS                80 Broad Street
                                New York, New York 10004

                                GENERAL DISTRIBUTOR
                                Clarendon Insurance Agency, Inc.
                                One Sun Life Executive Park
                                Wellesley, Massachusetts 02181

                                AUDITORS
                                Deloitte & Touche LLP
                                125 Summer Street
                                Boston, Massachusetts 02110

                         ISSUED IN CONNECTION
                         WITH SUN LIFE (N.Y.)
                         VARIABLE ACCOUNT A

CO1NY-1 5/98

   [LOGO]

                                                                     MAY 1, 1998

                                   COMPASS I

                      STATEMENT OF ADDITIONAL INFORMATION

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                               TABLE OF CONTENTS

General Information.......................................................    2
Annuity Provisions........................................................    2
Other Contract Provisions.................................................    3
Federal Tax Status........................................................    4
Administration of the Contracts...........................................    5
Distribution of the Contracts.............................................    6
Accountants...............................................................    6
Financial Statements......................................................    7
Appendix A -- The Fixed Account...........................................   31
Appendix B -- Variable Accumulation Unit Value, Variable Annuity Unit
 Value and Variable Annuity Payment Calculations..........................   34
Appendix C -- Withdrawals and Withdrawal Charges..........................   35

    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass I Combination Fixed/Variable Annuity Contracts (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account A (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 1998. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, 80 Broad Street, New York, New York 10004 or by telephoning (212) 943-3855 or (800) 447-7569.

    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York 10004.

    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. Sun Life of Canada (U.S.) in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"), 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865. Sun Life of Canada (U.S.) is a direct wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which, on December 18, 1997, became a wholly-owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., a direct wholly-owned subsidiary of Sun Life (Canada).

THE VARIABLE ACCOUNT

    Sun Life (N.Y.) Variable Account A (the "Variable Account") is a separate account of the Company, meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

THE FIXED ACCOUNT

    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account, which is the general account of the Company. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account, nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "Fixed Account" in Appendix A).

                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described in the Prospectus. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (see "Net Investment Factor" in the Prospectus) for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                           OTHER CONTRACT PROVISIONS

RIGHT TO RETURN CONTRACT

    The Owner should read the Contract carefully as soon as it is received. If the Owner wishes to return the Contract, it must be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract, it will be cancelled and the full amount of any Purchase Payment(s) received by the Company will be refunded.

    Under the Internal Revenue Code, an Owner establishing an Individual Retirement Account ("IRA") must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the IRA is established. If the Owner is furnished with such disclosure statement before the 7th day preceding the date the IRA is established, the Owner will not have any right of revocation. If the disclosure statement is furnished after the 7th day preceding the establishment of the IRA, the Owner may revoke the Contract any time within seven days after the issue date. Upon such revocation, the Company will refund all Purchase Payment(s) made by the Owner. The foregoing right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. The Company will allow an Owner establishing an IRA a "ten day free look," notwithstanding the provisions of the Internal Revenue Code.

OWNER AND CHANGE OF OWNERSHIP

    The Contract shall belong to the Owner or to the successor to the Owner or the transferee of the Owner. All rights and privileges under the Contract may be exercised by the Owner, the successor to the Owner or transferee of the Owner without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner upon the death of the Annuitant. In some qualified plans the Owner of the Contract is a trustee and the trust authorizes the Annuitant/participant to exercise certain contract rights and privileges.

    Ownership of the Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (4) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which the Contract may be issued. Subject to the foregoing, the Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company. A change of Contract ownership will not be binding upon the Company until written notification of such change is received by the Company. Once received by the Company, the change will be effective as of the date on which the request for change was signed by the Owner but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.

DESIGNATION AND CHANGE OF BENEFICIARY

    The Beneficiary designation contained in the Contract application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner (or the Annuitant, as permitted by the Owner) may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed by the Owner or the Annuitant, as applicable.

    Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

CUSTODIAN

    The Company is custodian of the assets of the Variable Account. The Company, as custodian, will purchase Fund shares at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use by retirement plans under the provisions of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature, is based upon the Company's understanding of federal income tax laws as currently interpreted and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. Although the operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, the Variable Account is not separately taxable as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income and capital gains of the Variable Account to the extent applied to increase reserves under the Contracts are not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

    A participant in a retirement plan is the individual on whose behalf a Contract is issued. Certain federal income tax advantages are available to participants in retirement plans which meet the requirements of Section 401 or
Section 408 (excluding Section 408(b)) of the Code. The Contracts offered by this Prospectus are designed for use in connection with such retirement plans and accordingly all or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Monthly annuity payments made as retirement distributions under a Contract are generally taxable to the Annuitant as ordinary income under Section 72 of the Code. Distributions prior to age
59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Owner or the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more.

    Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

    The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Contract issued in connection with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Contract (other than a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. Government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Contract is not an eligible rollover distribution, the Owner or Payee can choose not to have amounts withheld as described above for individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Tax Reform Act of 1984 authorizes the Internal Revenue Service to promulgate regulations that prescribe investment diversification requirements for segregated asset accounts underlying certain variable annuity contracts. These regulations do not affect the tax treatment of qualified contracts, such as the Contracts offered by this Prospectus.

    Due to the complex nature and frequent revisions of the federal income tax laws affecting retirement plans, a person contemplating the purchase of a Contract for use in connection with a retirement plan, the distribution or surrender of a Contract held under a retirement plan or the election of an annuity option provided in a Contract should consult a qualified tax adviser.

                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each Owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into service agreements with its parent, Sun Life Assurance Company of Canada (U.S.) and with Sun Life Assurance Company of Canada under which the latter have agreed to provide the Company with certain services on a cost reimbursement basis. These services include, but are not limited to, accounting and investment services, systems support and development, pricing, product development, actuarial, legal and compliance functions, marketing services and staff training.

                         DISTRIBUTION OF THE CONTRACTS

    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of Sun Life of Canada (U.S.). Commissions and other distribution compensation will be paid by the Company and will not be more than 5.31% of Purchase Payments. During 1995, 1996 and 1997, approximately $4,000, $3,000 and $6,400, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                                  ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are the Variable Account's independent certified public accountants providing auditing and other professional services.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENT OF CONDITION

                                                     DECEMBER 31, 1997
                                          ----------------------------------------
                                             SHARES         COST         VALUE
                                          ------------  ------------  ------------
ASSETS:
Investments in mutual funds:
  Massachusetts Investors Trust ("MIT")
   Class A                                      77,156  $  1,017,897  $  1,351,607
  Massachusetts Investors Growth Stock
   Fund ("MIG") Class A                         56,043       609,561       696,146
  MFS Total Return Fund ("MTR") Class A        174,737     2,358,548     2,764,376
  MFS Growth Opportunities Fund ("MGO")
   Class A                                      18,654       224,567       259,666
  MFS Research Fund ("MFR") Class A             20,573       352,661       438,049
  MFS Bond Fund ("MFB") Class A                 50,195       651,802       683,432
  MFS Money Market Fund ("MCM")                280,662       280,662       280,662
  MFS Government Money Market Fund
   ("MCG")                                      70,666        70,666        70,666
  MFS High Income Fund ("MFH") Class A          66,478       339,707       367,643
  MFS World Governments Fund ("MWG")
   Class A                                      34,461       403,963       373,678
  MFS Emerging Growth Fund ("MEG") Class
   A                                            27,273       652,461       986,812
                                          ------------  ------------  ------------
NET ASSETS                                              $  6,962,495  $  8,272,737
                                                        ------------  ------------
                                                        ------------  ------------

                                                                                UNITS    UNIT VALUE     VALUE
                                                                              ---------  ----------  ------------
NET ASSETS APPLICABLE TO OWNERS OF DEFERRED
 VARIABLE ANNUITY CONTRACTS:
  MIT                                                                            24,219  $  55.8438  $  1,351,607
  MIG                                                                            13,024     53.6803       696,146
  MTR                                                                            67,638     41.7612     2,764,376
  MGO                                                                             6,582     39.2762       259,666
  MFR                                                                             9,945     44.0450       438,049
  MFB                                                                            25,870     26.0312       683,432
  MCM                                                                            17,324     16.1968       280,662
  MCG                                                                             4,440     15.9182        70,666
  MFH                                                                            13,294     27.8588       367,643
  MWG                                                                            12,546     29.5139       373,678
  MEG                                                                            16,548     59.9380       986,812
                                                                                                     ------------
NET ASSETS                                                                                           $  8,272,737
                                                                                                     ------------
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENT OF OPERATIONS

                                                                  YEAR ENDED DECEMBER 31, 1997
                                    ----------------------------------------------------------------------------------------
                                         MIT            MIG            MTR            MGO            MFR            MFB
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received            $   104,180    $   106,496    $   271,434    $    32,149    $    19,376    $    54,236
  Mortality and expense risk
   charges                                15,811          7,540         34,992          3,178          4,942          9,999
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net investment income             88,369         98,956        236,442         28,971         14,434         44,237
                                    -------------  -------------  -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAINS
  (LOSSES):
  Realized gains (losses) on
   investment transactions:
      Proceeds from sales                217,199         68,722        439,289         20,303         46,369        625,325
      Cost of investments sold           178,678         72,046        336,187         13,929         29,173        660,926
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains
         (losses)                         38,521         (3,324)       103,102          6,374         17,196        (35,601)
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Net Unrealized Appreciation
   (Depreciation) on Investments:
      End of year                        333,710         86,585        405,828         35,099         85,388         31,630
      Beginning of year                  142,622        (32,234)       329,636         22,925         52,320        (26,014)
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Change in unrealized
         appreciation                    191,088        118,819         76,192         12,174         33,068         57,644
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Realized and unrealized gains          229,609        115,495        179,294         18,548         50,264         22,043
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS FROM
  OPERATIONS                         $   317,978    $   214,451    $   415,736    $    47,519    $    64,698    $    66,280
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                    -------------  -------------  -------------  -------------  -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENT OF OPERATIONS

                                                                  YEAR ENDED DECEMBER 31, 1997
                                    ----------------------------------------------------------------------------------------
                                         MCM            MCG            MFH            MWG            MEG
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       TOTAL
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received            $    14,581    $     3,453    $    35,579    $    16,348    $     9,252    $   667,084
  Mortality and expense risk
   charges                                 3,939            984          5,371          5,435         12,460        104,651
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net investment income
         (loss)                           10,642          2,469         30,208         10,913         (3,208)       562,433
                                    -------------  -------------  -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAINS
  (LOSSES):
  Realized gains (losses) on
   investment transactions:
      Proceeds from sales                265,304         27,494        101,755        162,413        314,261      2,288,434
      Cost of investments sold           265,304         27,494        100,464        179,549        181,324      2,045,074
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains
         (losses)                             --             --          1,291        (17,136)       132,937        243,360
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Net Unrealized Appreciation
   (Depreciation) on Investments:
      End of year                             --             --         27,936        (30,285)       334,351      1,310,242
      Beginning of year                       --             --         13,479        (31,188)       296,679        768,225
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Change in unrealized
         appreciation                         --             --         14,457            903         37,672        542,017
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Realized and unrealized gains
   (losses)                                   --             --         15,748        (16,233)       170,609        785,377
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $    10,642    $     2,469    $    45,956    $    (5,320)   $   167,401    $ 1,347,810
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                    -------------  -------------  -------------  -------------  -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MIT                         MIG                        MTR
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                            ------------------------    -----------------------    ------------------------
                                            YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                            ------------------------    -----------------------    ------------------------
                                               1997          1996         1997          1996          1997          1996
                                            ----------    ----------    ---------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (expense)           $   88,369    $   93,649    $  98,956    $  109,259    $  236,442    $  244,417
  Net realized gains (losses)                   38,521         6,420       (3,324)        1,331       103,102        60,205
  Net unrealized gains (losses)                191,088       116,255      118,819       (23,684)       76,192         4,956
                                            ----------    ----------    ---------    ----------    ----------    ----------
Increase (decrease) in net assets
  from operations                              317,978       216,324      214,451        86,906       415,736       309,578
                                            ----------    ----------    ---------    ----------    ----------    ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                  54,860        59,276       26,278        22,225        91,990        61,458
    Net transfers between
     Sub-Accounts and Fixed Accounts            75,536        (8,441)      20,971        18,419       114,657       (42,651)
    Withdrawals, surrenders and account
     fees                                     (149,210)      (85,209)     (44,311)      (35,098)     (398,900)     (200,379)
                                            ----------    ----------    ---------    ----------    ----------    ----------
      Net contract owner activity              (18,814)      (34,374)       2,938         5,546      (192,253)     (181,572)
                                            ----------    ----------    ---------    ----------    ----------    ----------
    Increase (decrease) in net assets          299,164       181,950      217,389        92,452       223,483       128,006
NET ASSETS:
  Beginning of year                          1,052,443       870,493      478,757       386,305     2,540,893     2,412,887
                                            ----------    ----------    ---------    ----------    ----------    ----------
  End of year                               $1,351,607    $1,052,443    $ 696,146    $  478,757    $2,764,376    $2,540,893
                                            ----------    ----------    ---------    ----------    ----------    ----------
                                            ----------    ----------    ---------    ----------    ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MGO                         MFR                         MFB
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                            ------------------------    ------------------------    ------------------------
                                            YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                            ------------------------    ------------------------    ------------------------
                                               1997          1996          1997          1996          1997          1996
                                            ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (expense)           $   28,971    $   21,254    $   14,434    $   10,751    $   44,237    $   58,696
  Net realized gains (losses)                    6,374        12,751        17,196        10,682       (35,601)         (546)
  Net unrealized gains (losses)                 12,174        10,378        33,068        23,132        57,644       (31,879)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets
  from operations                               47,519        44,383        64,698        44,565        66,280        26,271
                                            ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                   4,030         4,745        15,074         7,123       191,747        30,397
    Net transfers between
     Sub-Accounts and Fixed Accounts              (357)       21,023       130,826        61,532      (159,325)       (4,412)
    Withdrawals, surrenders and account
     fees                                      (12,299)      (51,946)      (42,302)      (25,750)     (459,087)      (21,523)
                                            ----------    ----------    ----------    ----------    ----------    ----------
      Net contract owner activity               (8,626)      (26,178)      103,598        42,905      (426,665)        4,462
                                            ----------    ----------    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets           38,893        18,205       168,296        87,470      (360,385)       30,733
NET ASSETS:
  Beginning of year                            220,773       202,568       269,753       182,283     1,043,817     1,013,084
                                            ----------    ----------    ----------    ----------    ----------    ----------
  End of year                               $  259,666    $  220,773    $  438,049    $  269,753    $  683,432    $1,043,817
                                            ----------    ----------    ----------    ----------    ----------    ----------
                                            ----------    ----------    ----------    ----------    ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MCM                        MCG                        MFH
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                            -----------------------    -----------------------    -----------------------
                                            YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                            -----------------------    -----------------------    -----------------------
                                              1997          1996         1997          1996         1997          1996
                                            ---------     ---------    ---------     ---------    ---------     ---------
OPERATIONS:
  Net investment income (expense)           $  10,642     $  11,357    $   2,469     $   2,862    $  30,208     $  30,770
  Net realized gains (losses)                      --            --           --            --        1,291        (1,897)
  Net unrealized gains (losses)                    --            --           --            --       14,457        14,638
                                            ---------     ---------    ---------     ---------    ---------     ---------
Increase (decrease) in net assets
  from operations                              10,642        11,357        2,469         2,862       45,956        43,511
                                            ---------     ---------    ---------     ---------    ---------     ---------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                 20,251        17,561        2,302         4,996        1,698         2,296
    Net transfers between
     Sub-Accounts and Fixed Accounts          (82,830)      (69,648)     (20,869)           --           --        (1,081)
    Withdrawals, surrenders and
     account fees                             (10,040)      (51,178)      (5,892)         (107)     (96,943)      (32,317)
                                            ---------     ---------    ---------     ---------    ---------     ---------
      Net contract owner activity             (72,619)     (103,265)     (24,459)        4,889      (95,245)      (31,102)
                                            ---------     ---------    ---------     ---------    ---------     ---------
    Increase (decrease) in net assets         (61,977)      (91,908)     (21,990)        7,751      (49,289)       12,409
NET ASSETS:
  Beginning of year                           342,639       434,547       92,656        84,905      416,932       404,523
                                            ---------     ---------    ---------     ---------    ---------     ---------
  End of year                               $ 280,662     $ 342,639    $  70,666     $  92,656    $ 367,643     $ 416,932
                                            ---------     ---------    ---------     ---------    ---------     ---------
                                            ---------     ---------    ---------     ---------    ---------     ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MWG                        MEG
                                                  SUB-ACCOUNT                SUB-ACCOUNT                  TOTAL
                                            -----------------------    -----------------------  --------------------------
                                            YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                            -----------------------    -----------------------  --------------------------
                                              1997          1996         1997          1996         1997          1996
                                            ---------     ---------    ---------     ---------  ------------  ------------
OPERATIONS:
  Net investment income (expense)           $  10,913     $   6,496    $  (3,208)    $    (807) $    562,433  $    588,704
  Net realized gains (losses)                 (17,136)       (7,467)     132,937        49,734       243,360       131,213
  Net unrealized gains (losses)                   903        20,174       37,672        75,648       542,017       209,618
                                            ---------     ---------    ---------     ---------  ------------  ------------
Increase (decrease) in net assets
  from operations                              (5,320)       19,203      167,401       124,575     1,347,810       929,535
                                            ---------     ---------    ---------     ---------  ------------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                 66,047         9,585       27,670        26,289       501,947       245,951
    Net transfers between Sub-Accounts
     and Fixed Accounts                       (82,359)      (33,415)      43,886        28,955        40,136       (29,719)
    Withdrawals, surrenders and account
     fees                                     (75,626)      (38,748)    (229,670)      (75,899)   (1,524,280)     (618,154)
                                            ---------     ---------    ---------     ---------  ------------  ------------
      Net contract owner activity             (91,938)      (62,578)    (158,114)      (20,655)     (982,197)     (401,922)
                                            ---------     ---------    ---------     ---------  ------------  ------------
    Increase (decrease) in net assets         (97,258)      (43,375)       9,287       103,920       365,613       527,613
NET ASSETS:
  Beginning of year                           470,936       514,311      977,525       873,605     7,907,124     7,379,511
                                            ---------     ---------    ---------     ---------  ------------  ------------
  End of year                               $ 373,678     $ 470,936    $ 986,812     $ 977,525  $  8,272,737  $  7,907,124
                                            ---------     ---------    ---------     ---------  ------------  ------------
                                            ---------     ---------    ---------     ---------  ------------  ------------

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION:

Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES:

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES:

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS:

                                                              MIT                   MIG                   MTR
                                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                      --------------------  --------------------  --------------------
                                                           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                          DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      --------------------  --------------------  --------------------
                                                        1997       1996       1997       1996       1997       1996
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, beginning of year                     24,506     25,203     13,107     12,814     72,562     77,949
  Units purchased                                         1,081      1,571        531        664      2,518      1,916
  Units transferred between
   Sub-Accounts and Fixed Accounts                        1,654       (220)       446        613      3,183     (1,286)
  Units withdrawn and surrendered                        (3,022)    (2,048)    (1,060)      (984)   (10,625)    (6,017)
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of year                           24,219     24,506     13,024     13,107     67,638     72,562
                                                      ---------  ---------  ---------  ---------  ---------  ---------
                                                      ---------  ---------  ---------  ---------  ---------  ---------

                                                              MGO                   MFR                   MFB
                                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                      --------------------  --------------------  --------------------
                                                           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                          DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      --------------------  --------------------  --------------------
                                                        1997       1996       1997       1996       1997       1996
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, beginning of year                      6,814      7,521      7,286      6,052     43,291     43,111
  Units purchased                                           111        162        341        215      8,049      1,322
  Units transferred between
   Sub-Accounts and Fixed Accounts                          (10)       828      3,373      1,743     (6,684)      (189)
  Units withdrawn and surrendered                          (333)    (1,697)    (1,055)      (724)   (18,786)      (953)
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of year                            6,582      6,814      9,945      7,286     25,870     43,291
                                                      ---------  ---------  ---------  ---------  ---------  ---------
                                                      ---------  ---------  ---------  ---------  ---------  ---------


                                                              MCM                   MCG                   MFH
                                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                      --------------------  --------------------  --------------------
                                                           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                          DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      --------------------  --------------------  --------------------
                                                        1997       1996       1997       1996       1997       1996
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, beginning of year                      21,922     28,742      6,013      5,691     16,765     18,087
  Units purchased                                          1,276      1,141        147        329         65         99
  Units transferred between
   Sub-Accounts and Fixed Accounts                        (5,243)    (4,598)    (1,349)        --         --        (46)
  Units withdrawn and surrendered                           (631)    (3,363)      (371)        (7)    (3,536)    (1,375)
                                                       ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of year                            17,324     21,922      4,440      6,013     13,294     16,765
                                                       ---------  ---------  ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------  ---------  ---------

                                                               MWG                   MEG
                                                           SUB-ACCOUNT           SUB-ACCOUNT
                                                       --------------------  --------------------
                                                            YEAR ENDED            YEAR ENDED
                                                           DECEMBER 31,          DECEMBER 31,
                                                       --------------------  --------------------
                                                         1997       1996       1997       1996
                                                       ---------  ---------  ---------  ---------
Units outstanding, beginning of year                      15,694     17,846     19,505     19,750
  Units purchased                                          2,245        334        476        539
  Units transferred between
   Sub-Accounts and Fixed Accounts                        (2,790)    (1,137)       844        606
  Units withdrawn and surrendered                         (2,603)    (1,349)    (4,277)    (1,390)
                                                       ---------  ---------  ---------  ---------
Units outstanding, end of year                            12,546     15,694     16,548     19,505
                                                       ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account A (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 6, 1998

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

                                                 DECEMBER 31,
                                          --------------------------
                                              1997          1996
                                          ------------  ------------
ADMITTED ASSETS
General Account Assets:
    Bonds                                 $ 61,703,336  $ 77,142,619
    Mortgage loans on real estate           25,787,001    40,431,773
    Properties acquired in satisfaction
     of debt                                   --          1,377,041
    Policy loans                               636,277       651,332
    Cash and short-term investments         10,120,237     4,614,994
    Life insurance premiums and annuity
     considerations due and uncollected        791,011       421,112
    Accident and health premiums due and
     unpaid                                    158,858        69,672
    Investment income due and accrued        1,083,939     1,737,199
    Other assets                               497,790        14,668
                                          ------------  ------------
    General account assets                 100,778,449   126,460,410
Separate Account Assets:
    Unitized                               406,430,585   303,896,114
    Non-unitized                           116,889,545    87,676,015
                                          ------------  ------------
    Total Admitted Assets                 $624,098,579  $518,032,539
                                          ------------  ------------
                                          ------------  ------------
LIABILITIES
General Account Liabilities:
    Aggregate reserve for life policies
     and contracts                        $ 22,374,626  $ 20,404,586
    Aggregate reserve for accident and
     health policies                         7,414,000     4,185,000
    Policy and contract claims               1,912,737     1,107,333
    Liability for premium and other
     deposit funds                          31,341,254    61,747,147
    Interest maintenance reserve               885,581     1,173,961
    Commissions to agents due or accrued       521,106       217,449
    General expenses due or accrued            415,105       218,624
    Transfers from Separate Accounts due
     or accrued                             (7,224,058)   (1,689,278)
    Taxes, licenses and fees due or
     accrued                                   114,986        96,884
    Federal income taxes due or accrued      1,000,000       400,000
    Asset valuation reserve                  1,346,335     1,845,237
    Payable to parent, subsidiaries and
     affiliates                              1,266,475     1,614,355
    Other liabilities                          810,594       509,201
                                          ------------  ------------
    General account liabilities             62,178,741    91,830,499
Separate Account Liabilities:
    Unitized                               406,249,110   303,723,382
    Non-unitized                           116,889,545    87,676,015
                                          ------------  ------------
    Total liabilities                      585,317,396   483,229,896
                                          ------------  ------------
CAPITAL STOCK AND SURPLUS
    Capital Stock--Par value $1,000;
     authorized issued and outstanding;
     2,000 shares                            2,000,000     2,000,000
                                          ------------  ------------
    Gross paid in and contributed
     surplus                                29,500,000    29,500,000
    Group life contingency reserve fund        180,457       118,381
    Unassigned funds                         7,100,726     3,184,262
                                          ------------  ------------
    Total Surplus                           36,781,183    32,802,643
                                          ------------  ------------
    Capital Stock and Surplus               38,781,183    34,802,643
                                          ------------  ------------
    Total liabilities, capital stock and
     surplus                              $624,098,579  $518,032,539
                                          ------------  ------------
                                          ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) STATUTORY STATEMENTS OF OPERATIONS

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1997          1996          1995
                                          ------------  ------------  ------------
INCOME:
    Premiums and annuity considerations   $ 16,670,915  $ 11,581,817  $ 11,731,623
    Deposit-type funds                     122,789,862    72,121,136    73,714,439
    Net investment income                    8,824,668    12,313,903    18,450,106
    Amortization of interest maintenance
     reserve                                   519,001       704,763       753,351
    Net gain from operations from
     Separate Accounts                           8,743         8,101       --
                                          ------------  ------------  ------------
      Total Income                         148,813,189    96,729,720   104,649,519
                                          ------------  ------------  ------------
BENEFITS AND EXPENSES:
    Death benefits                           4,916,746     2,881,367     2,589,934
    Annuity benefits                         5,439,091     7,175,995     6,606,801
    Disability benefits and benefits
     under accident and health policies        939,635       464,615       233,549
    Surrender benefits and other fund
     withdrawals                           111,623,776   118,432,072   118,975,912
    Interest on policy or contract funds        75,069        83,323       --
    Increase in aggregate reserves for
     life and accident and health
     policies and contracts                  5,199,040     1,550,701     3,022,081
    Decrease in liability for premium
     and other deposit funds               (30,405,893)  (67,996,389)  (71,733,008)
                                          ------------  ------------  ------------
      Total Benefits                        97,787,464    62,591,684    59,695,269
    Commissions on premiums and annuity
     considerations (direct business
     only)                                   5,582,738     3,047,358     3,212,849
    General insurance expenses               7,687,478     6,093,131     5,716,492
    Insurance taxes, licenses and fees,
     excluding federal income taxes            788,386       729,244       579,585
    Net transfers to Separate Accounts      31,479,097    19,487,747    32,047,554
                                          ------------  ------------  ------------
      Total Benefits and Expenses          143,325,163    91,949,164   101,251,749
                                          ------------  ------------  ------------
    Net gain from operations before
     dividends to policyholders and
     federal income taxes                    5,488,026     4,780,556     3,397,770
    Federal income taxes incurred
     (excluding tax on capital gains)        2,315,259     1,938,734     2,446,706
                                          ------------  ------------  ------------
    Net gain from operations after
     dividends to policyholders and
     federal income taxes and before
     realized capital gains                  3,172,767     2,841,822       951,064
    Net realized capital gains (losses)
     less capital gains tax and
     transferred to the interest
     maintenance reserve                       183,262      (439,101)      (21,536)
                                          ------------  ------------  ------------
NET INCOME                                $  3,356,029  $  2,402,721  $    929,528
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                YEARS ENDED DECEMBER 31,
                                          -------------------------------------
                                             1997         1996         1995
                                          -----------  -----------  -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR    $34,802,643  $31,964,414  $31,409,069
                                          -----------  -----------  -----------
    Net income                              3,356,029    2,402,721      929,528
    Change in net unrealized capital
     gains (losses)                           138,000      702,000     (672,000)
    Change in nonadmitted assets and
     related items                            (14,391)      32,888       71,263
    Change in asset valuation reserve         498,902     (299,380)     226,554
                                          -----------  -----------  -----------
    Net change in capital and surplus
     for the year                           3,978,540    2,838,229      555,345
                                          -----------  -----------  -----------
CAPITAL AND SURPLUS, END OF YEAR          $38,781,183  $34,802,643  $31,964,414
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF CASH FLOW

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1997          1996          1995
                                          ------------  ------------  ------------
CASH PROVIDED
    Premiums, annuity considerations and
     deposit funds received               $139,005,632  $ 83,598,181  $ 85,243,958
    Net investment income                    9,707,801    14,106,521    19,808,090
                                          ------------  ------------  ------------
      Total receipts                       148,713,433    97,704,702   105,052,048
                                          ------------  ------------  ------------
    Benefits paid                          122,170,301   128,975,968   128,129,129
    Insurance expenses and taxes paid       13,540,362     9,712,774     9,655,310
    Net cash transfers to separate
     accounts                               37,013,877    22,213,704    29,702,679
    Federal income tax payments
     (excluding tax on capital gains)        1,715,259     2,909,899     2,125,541
                                          ------------  ------------  ------------
      Total payments                       174,439,799   163,812,345   169,612,659
    Net cash from operations               (25,726,366)  (66,107,643)  (64,560,611)
    Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $222,860 for 1997, $(112,405) for
     1996 and $324,248 for 1995)            59,132,310    86,583,714   123,662,512
    Other cash provided                        325,543     4,654,856       444,240
                                          ------------  ------------  ------------
      Total cash provided                   59,457,853    91,238,570   124,106,752
                                          ------------  ------------  ------------
CASH APPLIED
    Cost of long-term investments
     acquired                               27,369,138    28,654,582    51,631,901
    Other cash applied                         857,106       166,107     2,401,799
                                          ------------  ------------  ------------
      Total cash applied                    28,226,244    28,820,689    54,033,700
                                          ------------  ------------  ------------
      Net change in cash and short-term
       investments                           5,505,243    (3,689,762)    5,512,441
CASH AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR                            4,614,994     8,304,756     2,792,315
                                          ------------  ------------  ------------
END OF YEAR                               $ 10,120,237  $  4,614,994  $  8,304,756
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL--

Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuities and group life and long-term disability insurance. The parent company, Sun Life Assurance Company of Canada (U.S.) (Sun Life of Canada (U.S.)), is ultimately a wholly-owned subsidiary of Sun Life Assurance Company of Canada (Sun Life (Canada)), a mutual life insurance company.

The Company, which is domiciled in the State of New York, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as New York State laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles ("GAAP") for mutual life insurance companies and stock life insurance companies wholly owned by mutual life insurance companies. In April of 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation") which became effective in 1996 that has changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with GAAP. Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with GAAP. (See Note 16 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS--

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation, or appraised value less encumbrances. Short-term investments are carried at amortized cost which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally three to sixteen years.

POLICY AND CONTRACT RESERVES--

The reserves for group life insurance, group long-term disability insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES--

For group life, group long-term disability and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1. DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
SEPARATE ACCOUNTS--

The Company has established unitized separate accounts applicable to individual qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the statutory financial statements. Assets held in the separate accounts are carried at market values.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of a certain combination fixed/variable deferred annuity contract. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as payable (receivable) to (from) the general account. Transfers from separate accounts due or accrued amounted to $7,224,000 in 1997 and $1,689,000 in 1996.

OTHER--

Preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain 1996 and 1995 amounts have been reclassified to conform to amounts as presented in 1997.

2.  BONDS:
Investments in debt securities are as follows:

                                                      DECEMBER 31, 1997
                                          ------------------------------------------
                                                      GROSS       GROSS     ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED   FAIR
                                            COST      GAINS       LOSSES     VALUE
                                          --------  ----------   --------   --------
                                                          (IN 000'S)
Long-term bonds:
    United States Government and
     government agencies and authorities  $15,005     $  311        -$      $15,316
    Foreign governments                       523         16        -           539
    Public utilities                       12,126        341        -        12,467
    Finance                                 4,026         80        -         4,106
    All other corporate bonds              30,023        696          16     30,703
                                          --------  ----------   --------   --------
        Total long-term bonds              61,703      1,444          16     63,131
                                          --------  ----------   --------   --------
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper       9,406      -            -         9,406
                                          --------  ----------   --------   --------
                                          $71,109     $1,444         $16    $72,537
                                          --------  ----------   --------   --------
                                          --------  ----------   --------   --------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

2.  BONDS (CONTINUED):

                                                       DECEMBER 31, 1996
                                          --------------------------------------------
                                                      GROSS        GROSS      ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED     FAIR
                                            COST      GAINS        LOSSES      VALUE
                                          --------  ----------   ----------   --------
                                                           (IN 000'S)
Long-term bonds:
    United States Government and
     government agencies and authorities  $ 9,075     $  179       $-         $ 9,254
    Foreign governments                       530         14        -             544
    Public utilities                       19,997        434            8      20,423
    Transportation                            468         34        -             502
    Finance                                 9,643        182        -           9,825
    All other corporate bonds              37,430      1,149           33      38,546
                                          --------  ----------      -----     --------
        Total long-term bonds              77,143      1,992           41      79,094
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper       4,507      -            -           4,507
                                          --------  ----------      -----     --------
                                          $81,650     $1,992       $   41     $83,601
                                          --------  ----------      -----     --------
                                          --------  ----------      -----     --------

The amortized cost and estimated fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                             DECEMBER 31, 1997
                                          -----------------------
                                          AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE
                                          ---------  ------------
                                                (IN 000'S)
Maturities are:
    Due in one year or less                $21,723     $ 21,825
    Due after one year through five
     years                                  33,228       34,015
    Due after five years through ten
     years                                   2,386        2,499
    Due after ten years                      6,162        6,471
                                          ---------  ------------
        Subtotal                            63,499       64,810
                                          ---------  ------------
    Mortgage-backed securities               7,610        7,727
                                          ---------  ------------
                                           $71,109     $ 72,537
                                          ---------  ------------
                                          ---------  ------------

Proceeds from sales and maturities of investments in debt securities during 1997, 1996 and 1995 were $42,986,000, $76,431,000 and $111,448,000, respectively. Gross gains of $395,000, $537,000 and $1,295,000 and gross losses of $40,000, $183,000 and $335,000 were realized on such sales during 1997, 1996 and 1995, respectively.

A bond, included above, with an amortized cost of approximately $408,000 and $412,000 at December 31, 1997 and 1996, respectively, was on deposit with the Superintendent of Insurance of the State of New York as required by law.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

3.  MORTGAGE LOANS:
The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the mortgage loan portfolio at December 31:

                                           1997     1996
                                          -------  -------
                                             (IN 000'S)

New York                                  $ 4,375  $10,717
California                                  4,672    4,884
Massachusetts                               2,556    6,542
Ohio                                        1,308    3,445
Florida                                     3,313    3,795
All other                                   9,563   11,049
                                          -------  -------
                                          $25,787  $40,432
                                          -------  -------
                                          -------  -------

As of December 31, 1997, the Company has restructured mortgage loans totaling $960,000 against which there are allowances for losses of $250,000.

4.  INVESTMENT GAINS (LOSSES):

                                              YEARS ENDED
                                             DECEMBER 31,
                                          -------------------
                                          1997   1996   1995
                                          -----  -----  -----
                                              (IN 000'S)
Realized capital gains (losses):
    Mortgage loans                        $  (6) $(676) $  (1)
    Real estate                             288    -      (32)
                                          -----  -----  -----
                                            282   (676)   (33)
                                          -----  -----  -----
                                          -----  -----  -----
Changes in unrealized capital gains
 (losses) on mortgage loans               $ 138  $ 702  $(672)
                                          -----  -----  -----
                                          -----  -----  -----

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The gross realized capital gains credited to the interest maintenance reserve were $355,000, $354,000 and $960,000 in 1997, 1996 and 1995, respectively. All gains are transferred net of applicable income taxes.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

5.  NET INVESTMENT INCOME:
Net investment income consisted of the following for:

                                          YEARS ENDED DECEMBER 31,
                                          -------------------------
                                           1997     1996     1995
                                          -------  -------  -------
                                                 (IN 000'S)
Interest income from bonds                $ 5,622  $ 8,576  $13,020
Interest income from mortgage loans         3,279    4,252    5,882
Real estate investment income (loss)          483      376      (52)
Other investment income (loss)                170      (93)     170
                                          -------  -------  -------
    Gross investment income                 9,554   13,111   19,020
Investment expenses                           729      797      570
                                          -------  -------  -------
Net investment income                     $ 8,825  $12,314  $18,450
                                          -------  -------  -------
                                          -------  -------  -------

6.  REINSURANCE:
The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality and morbidity risks of the group life insurance contracts and group long-term disability contracts issued by the Company. Under these agreements, basic death benefits and long-term disability benefits are reinsured on a yearly renewable term basis. The agreements provide that Sun Life (Canada) will reinsure the mortality risks in excess of $50,000 per policy for group life insurance contracts and $3,000 per policy per month for the group long-term disability contracts ceded by the Company. Reinsurance transactions under these agreements had the effect of increasing income from operations by $139,000 for the year ended December 31, 1997, decreasing income from operations by $500,000 for the year ended December 31, 1996 and increasing income from operations by $652,000 for the year ended December 31, 1995.

The group life and long-term disability reinsurance agreements require that the reinsurer provide funds in amounts equal to the reserves ceded.

The following are summarized proforma results of operations of the Company for the years ended December 31, 1997, 1996 and 1995 before the effect of reinsurance transactions with Sun Life (Canada).

                                           YEARS ENDED DECEMBER 31,
                                          ---------------------------
                                            1997     1996      1995
                                          --------  -------  --------
                                                  (IN 000'S)
Income:
    Premiums, annuity deposits and other
     revenues                             $142,915  $85,947  $ 86,819
    Net investment income                    9,343   13,019    19,204
                                          --------  -------  --------
    Subtotal                               152,258   98,966   106,023
                                          --------  -------  --------
Benefits and expenses:
    Policyholder benefits                  101,371   64,328    61,720
    Other expenses                          45,538   29,357    41,557
                                          --------  -------  --------
    Subtotal                               146,909   93,685   103,277
                                          --------  -------  --------
Income from operations                    $  5,349  $ 5,281  $  2,746
                                          --------  -------  --------
                                          --------  -------  --------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

7.  WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
Withdrawal characteristics of general account and separate account annuity reserves and deposits:

                                           DECEMBER 31, 1997
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal:
  --with market value adjustment          $120,764     21.40%
  --at book value less surrender charges
   (surrender charge > 5%)                  13,811      2.40
  --at book value (minimal or no charge
   or adjustment)                          410,484     72.70
Not subject to discretionary withdrawal
 provision                                  19,972      3.50
                                          --------  ----------
Total annuity actuarial reserves and
 deposit liabilities                      $565,031    100.00%
                                          --------  ----------
                                          --------  ----------


                                           DECEMBER 31, 1996
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal:
  --with market value adjustment          $ 92,135     19.60%
  --at book value less surrender charges
   (surrender charge > 5%)                  38,668      8.20
  --at book value (minimal or no
   surrender charge or adjustment)         318,886     67.90
Not subject to discretionary withdrawal
 provision                                  20,326      4.30
                                          --------  ----------
Total annuity actuarial reserves and
 deposit liabilities                      $470,015    100.00%
                                          --------  ----------
                                          --------  ----------

8.  RETIREMENT PLANS:
The Company participates with Sun Life (Canada) and Sun Life of Canada (U.S.) in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; the plan is currently fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of a variable accumulation fund contract held in a separate account of Sun Life (Canada).

The Company's share of the group's accrued pension cost at December 31, 1997, 1996 and 1995 was $211,000, $178,000 and $97,000, respectively. The Company's share of net periodic pension cost was $33,000, $81,000 and $18,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

The Company also participates with Sun Life (Canada), Sun Life of Canada (U.S.) and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Employer contributions were $28,000, $27,000 and $21,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

8.  RETIREMENT PLANS (CONTINUED):
early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The expense recognized in the financial statements relative to this plan was $16,000 in 1997, $8,000 in 1996 and $7,000 in 1995.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and fair values of the Company's financial instruments at December 31, 1997 and 1996:

                                                      1997                            1996
                                          -----------------------------   -----------------------------
                                             CARRYING                        CARRYING
                                              AMOUNT        FAIR VALUE        AMOUNT        FAIR VALUE
                                          --------------   ------------   --------------   ------------
                                                                   (IN 000'S)
ASSETS:
Bonds                                        $ 71,109        $ 72,537        $ 81,650        $   83,601
Mortgages                                      25,787          26,557          40,432            41,196
                                              -------      ------------   --------------   ------------
Total                                        $ 98,896        $ 99,094        $122,082        $  124,797
                                              -------      ------------   --------------   ------------
                                              -------      ------------   --------------   ------------
LIABILITIES:
Individual annuities                         $ 40,479        $ 38,177        $ 70,166        $   68,830
                                              -------      ------------   --------------   ------------
                                              -------      ------------   --------------   ------------

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated using prices for publicly traded bonds of similar credit risk, maturity, repayment and liquidity characteristics.

The fair values of the Company's general account reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

10. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, mortgage loans, real-estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an IMR and amortized into income over the remaining contractual life of the security sold.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

10. STATUTORY INVESTMENT VALUATION RESERVES (CONTINUED):
The table shown below presents changes in the major elements of the AVR and IMR.

                                               1997            1996
                                          --------------  --------------
                                           AVR     IMR     AVR     IMR
                                          ------  ------  ------  ------
                                            (IN 000'S)      (IN 000'S)
Balance, beginning of year                $1,845  $1,174  $1,546  $1,648
Net realized capital gains (losses), net
 of tax                                      183     231    (439)    230
Amortization of net investment gains        -       (519)   -       (704)
Unrealized investment gains                  138    -        702    -
Required by formula                         (820)   -         36    -
                                          ------  ------  ------  ------
Balance, end of year                      $1,346  $  886  $1,845  $1,174
                                          ------  ------  ------  ------
                                          ------  ------  ------  ------

11. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES:
Activity in the liability for unpaid claims and claim adjustment expense is summarized below (in 000's).

                                                      1997     1996     1995
                                                     -------  -------  -------
 Balance, January 1                                  $ 6,129  $ 4,320  $ 2,322
 Claims incurred                                       9,008    5,061    4,789
 Claims paid                                          (4,898)  (3,252)  (2,791)
                                                     -------  -------  -------
 Balance, December 31                                $10,239  $ 6,129  $ 4,320
                                                     -------  -------  -------
                                                     -------  -------  -------

The information presented above includes unpaid benefit claims and claim adjustment expenses for the group life and group long-term disability contracts. As of December 31, 1997, the unpaid claim and claim adjustment liability for these contracts is included in Policy Reserves.

12. FEDERAL INCOME TAXES:
The Company files a consolidated federal income tax return with Sun Life of Canada (U.S.) and other affiliates. Federal income taxes are calculated as if the Company filed a return as a separate company. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such differences include reserves, depreciation and accrual of market discount on bonds. The Company made cash payments to Sun Life of Canada (U.S.) of $1,938,000, $2,797,000 and $2,421,000 during 1997, 1996 and 1995, respectively.

13. LEASE COMMITMENTS:
The Company leases two separate facilities for its annuity operations and group sales office. Both leases commenced in March 1994.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

13. LEASE COMMITMENTS (CONTINUED):
Future minimum lease commitments are as follows:

 YEAR ENDING DECEMBER 31,
 ------------------------------  AMOUNT
                                 ------
                                  (IN
                                 000'S)
 1998                            $ 354
 1999                              305
 2000                              237
 2001                              237
 2002                              237
 Thereafter                        275
                                 ------
 Total                           $1,645
                                 ------
                                 ------

Rent expense under these and prior leases in 1997, 1996 and 1995 amounted to $348,000, $336,000 and $336,000, respectively.

14. MANAGEMENT AND SERVICE CONTRACTS:
The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will furnish to the Company, as requested, personnel as well as certain investment, actuarial and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $1,155,000 in 1997, $1,866,000 in 1996 and $1,741,000 in 1995.

15. RISK-BASED CAPITAL:
Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1997 and 1996.

16. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting and GAAP are described as follows. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP; deferred acquisition costs, deferred federal income taxes and statutory non admitted assets. AVR and IMR are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Premiums for investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting policies generally accepted in Canada in the normal course of business, the management of the Company has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 16 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 1997 and 1996, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1997 on the basis of accounting described in Notes 1 and 16.

However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 1997 and 1996 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1997.

As management has stated in Note 16, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Insurance and Annuity Company of New York has determined that the cost of complying with Statement No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts, would exceed the benefits that the Company, or the users of its financial statements would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
February 5, 1998

                                   APPENDIX A
                               THE FIXED ACCOUNT

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE IN THIS APPENDIX A HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. HOWEVER, THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

A WORD ABOUT THE FIXED ACCOUNT

    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Any portion of the net Purchase Payment allocated by the Owner to a Guarantee Period(s) will become part of the Fixed Account. Any obligations of the Fixed Account will be paid first from those assets which are allocated to the Fixed Account and the excess, if any, will be paid from the Company's general account. The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account, in accordance with the terms of such contracts.

    Annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. The Company may credit interest at a rate in excess of 4% per year; however, the Company is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

    Excess interest, if any, will be credited on the fixed accumulation value. The Company guarantees that, at any time, the fixed accumulation value will not be less than the amount of Purchase Payments allocated to the Fixed Account, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all administrative or withdrawal charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge (see "Withdrawal Charges" in the Prospectus). In no event will the portion of the contract maintenance charge that is deducted from the Fixed Account cause the Contract's fixed accumulation value (adjusted for any cash withdrawals) to increase by less than 4% per year.

    If on any Contract Anniversary the rate at which the Company credits interest to amounts allocated to the Fixed Account under the Contract is less than 80% of the average discount rate on 52-week United States Treasury Bills for the most recent auction prior to the Contract Anniversary on which the declared interest rate becomes applicable, then during the 45-day period after the Contract Anniversary the Owner may elect to receive the value of the Contract's Accumulation Account without assessment of a withdrawal charge. Such withdrawal may, however, result in adverse tax consequences (see "Federal Tax Status").

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

FIXED ACCUMULATION VALUE
(1) CREDITING FIXED ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the net Purchase Payment to be allocated to the Fixed Account in accordance with the allocation factor will be credited to the Accumulation Account in the form of Fixed Accumulation Units. The number of Fixed Accumulation Units to be credited is determined by dividing the dollar amount allocated to the Fixed Account by the Fixed Accumulation Unit value for the Contract for the Valuation Period during which the Purchase Payment is received by the Company.

(2) FIXED ACCUMULATION UNIT VALUE

    A Fixed Accumulation Unit value is established at $10.00 for the first Valuation Period of the calendar month in which the Contract is issued and will increase for each successive Valuation Period as interest is accrued. All Contracts issued in a particular calendar month and at a particular rate of interest, as specified in advance by the Company from time to time, will use the same series of Fixed Accumulation Unit values throughout the first Contract Year.

    At the first Contract Anniversary the Fixed Accumulation Units credited to a Contract's Accumulation Account will be exchanged for a second type of Fixed Accumulation Unit with an equal aggregate value. The value of this second type of Fixed Accumulation Unit will increase for each Valuation Period during each Contract Year as interest is accrued at a rate which shall have been determined by the Company prior to the first day of each Contract Year.

    The Company will credit interest to the Contract's Fixed Accumulation Account at a rate of not less than 4% per year, compounded annually. Once the rate applicable to a specific Contract is established by the Company, it may not be changed for the balance of the Contract Year. Additional Payments made during the Contract Year will be credited with interest for the balance of the Contract Year at the rate applicable at the beginning of that Contract Year. The Fixed Accumulation Unit value for the Contract for any Valuation Period is the value determined as of the end of such Valuation Period.

(3) FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Contract, if any, for any Valuation Period is equal to the value of the Fixed Accumulation Units credited to the Accumulation Account for such Valuation Period.

LOANS FROM THE FIXED ACCOUNT

    Loans will be permitted from the Contract's Fixed Accumulation Account (to the extent permitted by the retirement plan for which the Contract is purchased). The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement program legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed minimum guarantee accumulation account in the Company's general account where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years.

    The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Commencement Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee(s), in accordance with the Single Premium Immediate Settlement Rates published by the Company and in use on the Annuity Commencement Date.

                                   APPENDIX B

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

    Suppose the net asset value of a Fund share at the end of the current Valuation Period is $18.38; at the end of the immediately preceding Valuation Period is $18.32; the Valuation Period is one day; no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks of .00003539 (the daily equivalent of the current charge of 1.3% on an annual basis) gives a net investment factor of 1.00323972. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be 14.6117523 (14.5645672 x 1.00323972).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATIONS

    Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Annuity Unit for the current Valuation Period would be 12.3843446 (12.3456789 x 1.00323972 x 0.99989255).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS

    Suppose that the Accumulation Account of a deferred Contract is credited with 8,765.4321 Variable Accumulation Units of a particular Sub-Account but is not credited with any Fixed Accumulation Units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and 12.3456789, respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is 12.3843446. The first variable annuity payment would be $865.57(8,765.4321 x 14.5645672 x 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 x 12.3843446).

                                   APPENDIX C
                       WITHDRAWALS AND WITHDRAWAL CHARGES

    Suppose, for example, that the initial Purchase Payment under a Contract was $2,000, and that $2,000 Purchase Payments were made on each Contract Anniversary thereafter. The maximum free withdrawal amount would be $200, $400, $600, $800, and $1,000 in Contract Years 1, 2, 3, 4, and 5, respectively; these amounts are determined as 10% of the new Payments (as new Payments are defined in each Contract Year).

    In years after the 5th the maximum free withdrawal amount will be increased by any old Payments which have not already been liquidated. Continuing the example, consider a partial withdrawal of $4,500 made during the 7th Contract Year. Let us consider this withdrawal under two sets of circumstances, first where there were no previous partial withdrawals, and second where there had been an $800 cash withdrawal payment made in the 5th Contract Year.

        1. In the first instance, there were no previous partial withdrawals. The maximum free withdrawal amount in the 7th Contract Year is then $5,000, which consists of $4,000 in old Payments ($2,000 from each of the first two Contract Years) and $1,000 as 10% of the new Payments in years 3-7. Because the $4,500 partial withdrawal is less than the maximum free withdrawal amount of $5,000, no withdrawal charge would be imposed.

           This withdrawal would liquidate the Purchase Payments which were made in Contract Years 1 and 2, and would liquidate $500 of the Purchase Payment which was made in Contract Year 3.

        2. In the second instance, an $800 cash withdrawal payment had been made in the 5th Contract Year. Because the cash withdrawal payment was less than the $1,000 maximum free withdrawal amount in the 5th Contract year, no surrender charge would have been imposed. The $800 cash withdrawal payment would have liquidated $800 of the Purchase Payment in the 1st Contract Year.

           As a consequence, the maximum free withdrawal amount in the 7th Contract Year is only $4,200, consisting of $3,200 in old Payments ($1,200 remaining from year 1 and $2,000 from year 2) and $1,000 as 10% of new Payments. A $4,500 partial withdrawal exceeds the maximum free withdrawal amount by $300. Therefore the amount subject to the withdrawal charge is $300 and the withdrawal charge is $300 X 0.05, or $15. The amount of the cash withdrawal payment is the $4,500 partial withdrawal, minus the $15 withdrawal charge, or $4,485. The $4,500 partial withdrawal would be charged to the Contract's Accumulation Account in the form of cancelled Accumulation Units.

           This withdrawal would liquidate the remaining $1,200 from the Purchase Payment in Contract Year 1, the full $2,000 Purchase Payment from Contract Year 2, and $1,300 of the Payment from Contract Year 3.

    Suppose that the Owner of the Contract wanted to make a full surrender of the Contract in year 7 instead of a $4,500 partial withdrawal. The consequences would be as follows:

        1. In the first instance, where there were no previous cash withdrawal payments, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $5,000. The sum of the old and new Payments not previously liquidated is $14,000 ($2,000 from each Contract Year). The amount subject to the withdrawal charge is thus $9,000. The withdrawal charge on full surrender would then be $9,000 X 0.05 or $450.

        2. In the second instance, where $800 had previously been withdrawn, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $4,200. The sum of old and new Payments not previously liquidated is $14,000 less the $800 which was previously liquidated, or $13,200. The amount subject to the withdrawal charge is still $9,000 ($13,200-$4,200). The withdrawal charge on full surrender would thus be the same as in the first example.

                           SUN LIFE INSURANCE AND ANNUITY COMPANY
                             OF NEW YORK
                           Annuity Service Mailing Address:
                           80 Broad Street
                           New York, New York 10004

                           GENERAL DISTRIBUTOR
                           Clarendon Insurance Agency, Inc.
                           One Sun Life Executive Park
                           Wellesley Hills, Massachusetts 02181

                           LEGAL COUNSEL
                           Covington & Burling
                           1201 Pennsylvania Avenue, N.W.
                           P.O. Box 7566
                           Washington, D.C. 20044

                           AUDITORS
                           Deloitte & Touche LLP
                           125 Summer Street
                           Boston, Massachusetts 02110

                            CO1NY-13 5/98